Revenues from Contracts with Customers	9 Months Ended
Sep. 30, 2021
Revenues from Contracts with Customers
Revenues from Contracts with Customers

4Revenues from Contracts with Customers

in EUR k	Three Months Ended September 30, 2021
	Pharmaceutical	Diagnostics	COVID-19	Total
Rendering of services	2,532	7,261	20,203	29,996
Sales of goods	200	—	—	200
Total Revenues from contracts with external customers	2,732	7,261	20,203	30,196

Recognized over time	2,532	7,261	109	9,902
Recognized at a point in time	200	—	20,094	20,294
Total Revenues from contracts with external customers	2,732	7,261	20,203	30,196

Geographical information
Europe	2	1,479	19,971	21,452
—Germany*#	—	48	19,913	19,961
—Netherlands**	—	1	64	65
Middle East	18	4,033	—	4,051
North America	2,696	908	232	3,836
—United States#	2,696	867	232	3,795
Latin America	16	661	—	677
Asia Pacific	—	180	—	180
Total Revenues from contracts with external customers	2,732	7,261	20,203	30,196

*Country of the incorporation of Centogene GmbH

**Country of the incorporation of Centogene N.V.

#	Countries contributing more than 10% of the Group’s total consolidated revenues for the three months ended September 30, 2020, and 2021, respectively.

in EUR k	Three Months Ended September 30, 2020
	Pharmaceutical	Diagnostics	COVID-19	Total
Rendering of services	3,598	5,069	26,795	35,462
Sales of goods	202	—	641	843
Total Revenues from contracts with external customers	3,800	5,069	27,436	36,305

Recognized over time	3,598	5,069	8,693	17,360
Recognized at a point in time	202	—	18,743	18,945
Total Revenues from contracts with external customers	3,800	5,069	27,436	36,305

Geographical information
Europe	39	1,547	27,238	28,824
—Germany*#	20	52	26,568	26,640
—Netherlands**	—	—	2	2
Middle East	26	2,648	—	2,674
North America	3,735	333	197	4,265
—United States#	3,735	299	197	4,231
Latin America	—	398	1	399
Asia Pacific	—	143	—	143
Total Revenues from contracts with external customers	3,800	5,069	27,436	36,305

in EUR k	Nine months ended September 30, 2021
	Pharmaceutical	Diagnostics	COVID-19	Total
Rendering of services	8,578	20,359	117,505	146,442
Sales of goods	583	—	2	585
Total Revenues from contracts with external customers	9,161	20,359	117,507	147,027

Recognized over time	8,578	20,359	19,081	48,018
Recognized at a point in time	583	—	98,426	99,009
Total Revenues from contracts with external customers	9,161	20,359	117,507	147,027

Geographical information
Europe	200	4,013	116,253	120,466
—Germany*#	—	158	112,581	112,739
—Netherlands**	—	6	3,603	3,609
Middle East	73	12,118	—	12,191
North America	8,832	2,062	1,176	12,070
Latin America	56	1,679	—	1,735
Asia Pacific	—	487	78	565
Total Revenues from contracts with external customers	9,161	20,359	117,507	147,027

*Country of the incorporation of Centogene GmbH

**Country of the incorporation of Centogene N.V.

#	Countries contributing more than 10% of the Group’s total consolidated revenues for the nine months ended September 30, 2020, and 2021, respectively.

in EUR k	Nine months ended September 30, 2020
	Pharmaceutical	Diagnostics	COVID-19	Total
Rendering of services	11,478	16,308	28,848	56,634
Sales of goods	812	—	683	1,495
Total Revenues from contracts with external customers	12,290	16,308	29,531	58,129

Recognized over time	11,478	16,308	9,215	37,001
Recognized at a point in time	812	—	20,316	21,128
Total Revenues from contracts with external customers	12,290	16,308	29,531	58,129

Geographical information
Europe	106	4,282	29,323	33,711
—Germany*#	58	144	28,645	28,847
—Netherlands**	—	3	2	5
Middle East	74	8,852	—	8,926
North America	12,110	1,446	206	13,762
—United States#	12,110	1,254	206	13,570
Latin America	—	1,362	2	1,364
Asia Pacific	—	366	—	366
Total Revenues from contracts with external customers	12,290	16,308	29,531	58,129

The Group collaborated with a range of pharmaceutical partners on a worldwide basis in 2021 and 2020. In addition, in cases where pharmaceutical partners are developing a new rare disease treatment, it is generally anticipated that the final approved treatment will be made available in several countries or globally. As a result, the Group allocates the revenues of the pharmaceutical segment by geographical region by reference to the location where each pharmaceutical partner mainly operates, which is based on the region from which most of their revenues are generated. The allocation of revenues in the diagnostics segment and COVID-19 segments is based on the location of each customer.

Pharmaceutical Segment

During the three and nine months ended September 30, 2021, revenues from one pharmaceutical partner represented 6.5% and 4.8%, respectively, of the Group's total revenues (the three and nine months ended September 30, 2020: 7.3% and 14.4%, respectively).

COVID-19 Segment

During the three months ended September 30, 2021, revenues from two COVID-19 partners represented 2.1% and nil, respectively, of the Group’s total revenues (the three months ended September 30, 2020: 25.4% and 23.9%, respectively). In the nine months ended September 30, 2021, revenues from two COVID-19 partners represented 4.2% and 12.1%, respectively, of the Group’s total revenues (the nine months ended September 30, 2020: 15.9% and 15.0%, respectively).

To support the COVID-19 test offerings, the Company acquired laboratory facilities and equipment, developed CENTOGENE’s Corona Test Portal and leased laboratory space at several locations in Germany. Additionally, COVID-19 testing capacity is provided through custom-built CentoTrucks, mobile laboratories in a container setup to carry out the COVID-19 analysis. Total investments in COVID-19 testing for the three and nine months ended September 30, 2021 amounted to EUR 35k and EUR 2,069k, respectively, in property, plant and equipment (the three and nine months ended September 30, 2020: EUR 2,927k and EUR 4,800k, respectively). There were no additions to right-of-use assets for the three and nine months ended September, 2021 (the three and nine months ended September 30, 2020: EUR nil and EUR 600k, respectively).

An amount of EUR 354k is included in intangible assets and relates to the development of CENTOGENE’s Corona Test Portal for the nine months ended September 30, 2021 (the three and nine months ended September 30, 2020: EUR 373k and EUR 900k, respectively).

The COVID-19 pandemic and its effects on Centogene’s COVID-19 testing business and its core business segments have been and remain a source of uncertainty. The Group’s management has continually monitored the development of the COVID-19 pandemic and the need for testing on a broader scale in making decisions concerning the allocation of the Group’s resources.

Due to changes during the COVID-19 pandemic, particularly developments in vaccination campaigns with increasing vaccination numbers and relaxation of testing regulations by several countries, the Group has reassessed its long-term plans on how to continue the Company’s initiative of providing COVID-19 testing, including the likelihood of renewing certain nonprofitable lease and service agreements related to providing COVID-19 testing solutions at the conclusion of their contract terms. As a result, in line with the Group’s accounting policies for long-lived assets, management reviewed the estimated useful lives of long-lived assets utilized in the COVID-19 test offerings given changes in circumstances and management’s expectations. Management considered how the underlying assets are currently deployed, including whether the assets are utilized in leased facilities or service agreements which management is unlikely to renew, and potential alternative uses of the assets within the COVID-19 business or diagnostics and pharmaceutical businesses. Consequently, the Group prospectively adjusted the estimated useful lives of its long-lived assets which include property, plant and equipment, right of use assets and intangible assets which had in aggregate carrying amount of € 8,549k to a remaining estimated useful life of 8 months, with effect at the beginning of the third quarter of 2021. This prospective change in estimate resulted in accelerated depreciation expense of € 2,384k during the three months and nine months, respectively ended September 30, 2021.

Following the closure of the Hamburg lab, the Group recognized an accelerated depreciation of property, plant and equipment and right-of-use assets in the aggregate amount of € 1,026k in the three and nine months ended September 30, 2021 (nil in the three and nine months ended September 30, 2020).

The carrying value of COVID-19 related long-lived assets was subject to an impairment test after all adjustments were recorded. However, no further impairments were identified.

Additionally, management assessed inventory obsolescence on all COVID-19 related inventories which resulted in an inventory write-off included within cost of sales in the amount of € 603k and € 1,795k for the three and nine months ended September 30, 2021, respectively (nil in the three and nine months ended September 30, 2020).